Stock-Based Compensation (Details 5) - Stock options	1 Months Ended
May 25, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend Yield	0.00%
Risk-free interest rate	2.79%
Expected term (in years)	5 years 6 months 15 days
Volatility	70.00%